Estimates, Significant Accounting Policies and Balance Sheet Detail Estimates (Fair Value Schedule of Unobservable Inputs) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Payments for Repurchase of Preferred Stock and Preference Stock	$ 0	$ 340	$ 0
Net unrealized gains included in other income (expense)	3
Liabilities, Fair Value Disclosure, Recurring	$ 749
Fair Value Embedde Derivatives, Significant Unobservable Input, Credit Spread	4.76%
Fair Value, Embedded Derivatives, Significant Unobservable Input, Volatility	35.80%
Fair Value, Measurements, Recurring [Member]
Liabilities, Fair Value Disclosure, Recurring		347
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value		$ 19